Note 4 - Debt Obligations - Pricing Supplements (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Conversion Price (in dollars per share)				$ 0.25
Aggregate Outstanding	$ 5,255,668	$ 5,250,668	$ 3,245,972
The 2015 Unit Offering [Member]
Aggregate Outstanding	$ 4,680,097	$ 4,811,713
Pricing Supplement No.1 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.25	$ 0.25
Warrant Exercise Price (in dollars per share)	$ 0.40	$ 0.40
Aggregate Outstanding	$ 1,652,384	$ 460,000
Pricing Supplement No.2 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.35	$ 0.25
Warrant Exercise Price (in dollars per share)	$ 0.45	$ 0.40
Aggregate Outstanding	$ 1,881,046	$ 1,100,000
Pricing Supplement No.3 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.55	$ 0.35
Warrant Exercise Price (in dollars per share)	$ 0.70	$ 0.45
Aggregate Outstanding	$ 1,146,667	$ 1,546,713
Pricing Supplement No.4 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)		$ 0.35
Warrant Exercise Price (in dollars per share)		$ 0.45
Aggregate Outstanding		$ 550,000
Pricing Supplement No.5 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)		$ 0.55
Warrant Exercise Price (in dollars per share)		$ 0.70
Aggregate Outstanding		$ 1,155,000